SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Option And RSUs Available For Grant, Outstanding (Beginning Balance)	2,820,387	2,528,737	2,129,665
Option And RSUs Available For Grant, Increase in option pool, net	516,691	800,000	800,000
Option And RSUs Available For Grant, Granted	(794,000)	(554,000)	(589,000)
Option And RSUs Available For Grant, Forfeited	89,331	45,650	188,072
Option And RSUs Available For Grant, Exercised	0	0	0
Option And RSUs Available For Grant, Outstanding (Ending Balance)	2,632,409	2,820,387	2,528,737
Outstanding Option, Outstanding (Beginning Balance)	3,021,809	3,248,120	3,237,089
Outstanding Option, Granted	794,000	554,000	589,000
Outstanding Option, Forfeited	(89,331)	(45,650)	(188,072)
Outstanding Option, Exercised	(286,054)	(734,661)	(389,897)
Outstanding Option, Outstanding (Ending Balance)	3,440,424	3,021,809	3,248,120
Weighted Average Exercise Price per share, Outstanding (Beginning Balance)	$ 4.56	$ 3.31	$ 2.94
Weighted Average Exercise Price per share, Granted	$ 10.38	$ 8.71	$ 6.11
Weighted Average Exercise Price per share, Forfeited	$ 10.04	$ 6.14	$ 7.06
Weighted Average Exercise Price per share, Exercised	$ 2.21	$ 2.07	$ 2.65
Weighted Average Exercise Price per share, Outstanding (Ending Balance)	$ 5.96	$ 4.56	$ 3.31
Weighted Average fair Value of Option, Granted	$ 5.2	$ 5.17	$ 3.90